Distribution Date: Nov 26, 2007
DISTRIBUTION PACKAGE
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com/abs
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Aurora Loan Services Inc
June 25, 2007
May 31, 2007
May 01, 2007
Lehman Brothers Inc.
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
26-Nov-07
Determination Date 19-Nov-07 Accrual Periods: Begin End
Record Date - X, AP, R, C 31-Oct-07 Libor Certificates 10/25/2007 11/25/2007
Record Date - others 23-Nov-07 Others 10/1/2007 10/31/2007
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (2)
Amount
Balance
A1 5.09250% $299,768,000.00 $300,518,635.28 $0.00 $1,292,568.33 $1,292,568.33 67,779.36 $0.00 $300,586,414.64
A2 5.12250% $113,460,000.00 $113,744,109.98 $0.00 $492,260.86 $492,260.86 25,653.99 $0.00 $113,769,763.97
A3 5.19250% $45,914,000.00 $46,028,971.14 $0.00 $202,067.84 $202,067.84 10,381.43 $0.00 $46,039,352.57
M1 5.22250% $10,991,000.00 $11,050,728.93 $0.00 $48,807.54 $48,807.54 2,492.40 $0.00 $11,053,221.33
M2 5.27250% $7,993,000.00 $8,036,436.76 $0.00 $35,851.55 $35,851.55 1,812.55 $0.00 $8,038,249.31
M3 5.32250% $2,498,000.00 $2,511,575.00 $0.00 $11,316.08 $11,316.08 566.46 $0.00 $2,512,141.46
M4 5.47250% $2,498,000.00 $2,511,575.00 $0.00 $11,650.96 $11,650.96 566.46 $0.00 $2,512,141.46
M5 5.67250% $2,997,000.00 $3,013,286.75 $0.00 $14,514.04 $14,514.04 679.62 $0.00 $3,013,966.37
M6 5.77008% $2,997,000.00 $3,013,286.75 $0.00 $17,058.59 $17,058.59 679.62 $0.00 $3,013,966.37
M7 5.77008% $1,998,000.00 $2,008,857.82 $0.00 $11,372.40 $11,372.40 453.08 $0.00 $2,009,310.90
M8 5.77008% $3,497,000.00 $3,516,003.92 $0.00 $19,904.54 $19,904.54 793.00 $0.00 $3,516,796.92
X N/A $5,046,664.46 $4,996,125.99 $0.00 $300,119.70 $300,119.70 N/A N/A $4,996,126.00
AP N/A $100.00 $100.00 $0.00 $0.00 $0.00 N/A N/A $100.00
C N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $499,657,764.46 $500,949,693.32 $0.00 $2,457,492.43 $2,457,492.43 $111,857.97 $0.00 $501,061,551.30
(1) Reflects the application of Net Funds Cap
(2) Deferred Interest reduces interest paid and increases Ending Balance
Amounts Per 1,000:
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
A1 39539MAA7 $1,002.50405407 $0.00000000 $4.31189563 $0.00000000 $1,002.73016012 LIBOR 4.87250%
A2 39539MAB5 $1,002.50405412 $0.00000000 $4.33862912 $0.00000000 $1,002.73016014
A3 39539MAC3 $1,002.50405410 $0.00000000 $4.40100710 $0.00000000 $1,002.73016008
M1 39539MAD1 $1,005.43434901 $0.00000000 $4.44068238 $0.00000000 $1,005.66111637
M2 39539MAE9 $1,005.43435006 $0.00000000 $4.48536845 $0.00000000 $1,005.66111723
M3 39539MAF6 $1,005.43434748 $0.00000000 $4.53005604 $0.00000000 $1,005.66111289
M4 39539MAG4 $1,005.43434748 $0.00000000 $4.66411529 $0.00000000 $1,005.66111289
M5 39539MAH2 $1,005.43435102 $0.00000000 $4.84285619 $0.00000000 $1,005.66111778
M6 39539MAJ8 $1,005.43435102 $0.00000000 $5.69188856 $0.00000000 $1,005.66111778
M7 39539MAK5 $1,005.43434434 $0.00000000 $5.69189189 $0.00000000 $1,005.66111111
M8 39539MAL3 $1,005.43434944 $0.00000000 $5.69189019 $0.00000000 $1,005.66111524
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR3
STATEMENT TO CERTIFICATEHOLDERS

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
26-Nov-07
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR3
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
A1 5.09250% $1,360,347.69 $0.00 $0.00 $0.00 $0.00 $67,779.36 $1,292,568.33 $0.00
A2 5.12250% $517,914.85 $0.00 $0.00 $0.00 $0.00 $25,653.99 $492,260.86 $0.00
A3 5.19250% $212,449.27 $0.00 $0.00 $0.00 $0.00 $10,381.43 $202,067.84 $0.00
M1 5.22250% $51,299.94 $0.00 $0.00 $0.00 $0.00 $2,492.40 $48,807.54 $0.00
M2 5.27250% $37,664.10 $0.00 $0.00 $0.00 $0.00 $1,812.55 $35,851.55 $0.00
M3 5.32250% $11,882.54 $0.00 $0.00 $0.00 $0.00 $566.46 $11,316.08 $0.00
M4 5.47250% $12,217.42 $0.00 $0.00 $0.00 $0.00 $566.46 $11,650.96 $0.00
M5 5.67250% $15,193.66 $0.00 $0.00 $0.00 $0.00 $679.62 $14,514.04 $0.00
M6 6.62250% $15,455.03 $0.00 $2,283.18 $2,283.18 $0.00 $679.62 $17,058.59 $0.00
M7 6.62250% $10,303.35 $0.00 $1,522.13 $1,522.13 $0.00 $453.08 $11,372.40 $0.00
M8 6.62250% $18,033.44 $0.00 $2,664.10 $2,664.10 $0.00 $793.00 $19,904.54 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (represents interest payable to Remic I-2 Regular Interests)
(2) Represents non-Remic 2 Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic I-2 Regular Interest payments to the Class X
(3) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
A1 $0.00 $0.00 $0.00 $0.00 $0.00
A2 $0.00 $0.00 $0.00 $0.00 $0.00
A3 $0.00 $0.00 $0.00 $0.00 $0.00
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
26-Nov-07
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR3
STATEMENT TO CERTIFICATEHOLDERS
Basis Risk Account:
Miscellaneous:
Total
Cumulative Recoveries 0.00
Beginning Balance 0.00
Deposit : required deposit from waterfall 6,469.41 A) Advances required to be made by Servicer 1,334,607.41
Withdrawal: for Basis Risk shortfalls 6,469.41 B) Advances actually made by Servicer 1,334,607.41
Withdrawal: to Supplemental Interest Trust, any excess 0.00 C) Excess of A over B 0.00
Ending Balance 0.00
Cumulative Payments to following bonds:
Supplemental Interest Trust:
Class C 0.00
Class X 2,207,401.10
Swap Notional Balance 436,074,612.52 Class AP 30,632.49
Class R 0.00
Deposit: Investment Income 0.00 Interest Remittance Amount 2,650,334.31
Deposit: excess funds from Basis Risk Reserve Funds 0.00 Principal Remittance Amount 0.00
Deposit: Net Counterparty Payment to Trust 0.00 Principal Distribution Amount 0.00
Deposit: Counterparty Termination Payment 0.00 Funds Shortfall 0.00
Deposit / Withdrawal : Net Trust Payment to Counterparty 192,841.88
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Reconciliation:
Withdrawal : to pay interest on certificates 0.00 Available funds (A):
Withdrawal : to Pay Available Basis Risk Amount 0.00 Servicer remittance 2,650,334.31
Withdrawal : to Maintian Target OC, principal 0.00 Funds from Cap Provider 0.00
Withdrawal : to pay Basis Risk Shortfalls 0.00 Net Counterparty Payment to Trust 0.00
Withdrawal : to pay Deferred Amounts 0.00 2,650,334.31
Withdrawal : to X, remaining amounts 0.00 Distributions (B):
Swap Payment made by the trust to the swap provider 2,081,529.48 Net Trust Payment to Counterparty 192,841.88
Swap Payment made by the swap provider to the trust 1,888,687.60 Total interest distributed 2,457,492.43
Total principal distributed 0.00
Interest Rate Cap Account:
2,650,334.31
Notional Amount 0.00 (A) - (B): 0.00
Cap Payment 0.00
Withdrawal for Basis Risk (first priority for BR pmts) 0.00
To X 0.00
ACCOUNT ACTIVITY

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
26-Nov-07
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR3
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 4,996,126.00
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 1,989,618.04 Target Overcollateralization Amount 4,996,125.99
B) Ending Collateral Balance 501,061,451.30 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 0.397% Overcollateralization release amount 0.00
D) Rolling Three Month Delinquency Rate 0.183%
E) Applicable Delinquency Event trigger limit 2.808%
F) Cumulative Realized Losses 0.00
Excess interest distributions:
G) Original Collateral Balance 499,657,664.46
H) Cumulative Loss % ( F / G) 0.000% Excess available interest (A includes OC release): 306,589.11
I) Applicable Cumulative Loss Limit % (not applicable until June 2010) NA
A Trigger Event will occur if either (1) or (2) is True: 1) as additional principal to certificates 0.00
1) Rolling Three Month Delinq % equals or exceeds the following % of the Senior Enhance % (C>=E): NO 2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
For Distribution Dates prior to June 2013, 34.60% 3) Basis Risk Payments 6,469.41
For Distribution Dates on or after June 2013, 40.00% 4) Remaining Amounts to X 300,119.70
2) Cumulative Loss % exceeds applicable % (H > I) NO (B): 306,589.11
NO
(A)-(B): 0.00
Stepdown Date:
Relevant information:
Senior Enhancement Percentage
8.114%
Senior Enhancement Percentage for purposes of Stepdown 8.114%
The later to occur of:
(x) the Distribution Date in June 2010
NO
(y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO
(i) prior to the Distribution Date in June 2013, 20.25%
(ii) on or after the Distribution Date in June 2013, 16.20%
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Nov 26, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
500,949,593.32
1,160,263.05
1,272,121.03
0.00
501,061,451.30
0.00
873,588.38
286,674.67
0.00
0.00
1,160,263.05
2,919,330.60
157,138.31
1,272,121.03
0.00
0.00
0.00
0.00
1,490,071.26
0.00
0.00
2,650,334.31
1,302
1,299
1.0028094973
6.99311%
6.61670%
11.61670%
0.00
1,302
501,061,451.30
0.00
0.00
0.00
0.00
0
0
0.00
0.00
156,546.71
591.60
0.00
0.00
0.00
0.00
0.00

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Balance
%
0K to 99.99K
28 2,299,028.05 0.46%
100K to 199.99K
246 39,441,944.92 7.87%
200K to 299.99K
278 68,981,793.13 13.77%
300K to 399.99K
239 83,116,044.72 16.59%
400K to 499.99K
196 87,437,918.43 17.45%
500K to 599.99K
137 74,863,201.86 14.94%
600K to 699.99K
76 49,066,107.31 9.79%
700K to 799.99K
37 27,731,574.34 5.53%
800K to 899.99K
13 10,904,452.05 2.18%
900K to 999.99K
13 12,418,741.29 2.48%
1000K to 1099.99K
16 16,542,087.81 3.30%
1100K to 1199.99K
7 8,052,171.12 1.61%
1200K to 1299.99K
2 2,563,944.68 0.51%
1300K to 1399.99K
5 6,760,840.85 1.35%
1400K to 1499.99K
2 2,924,033.15 0.58%
1500K to 1599.99K
1 1,526,168.57 0.30%
1800K to 1899.99K
1 1,888,025.84 0.38%
2200K to 2299.99K
2 4,543,373.18 0.91%
Total
1,299
501,061,451.30
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1800K to 1899.99K 2200K to 2299.99K
Balance

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Balance ($)
%
6.00% - 6.49%
98 44,565,870.40 8.89%
6.50% - 6.99%
500 217,928,318.07 43.49%
7.00% - 7.49%
366 136,516,956.66 27.25%
7.50% - 7.99%
333 101,476,512.26 20.25%
8.00% - 8.49%
2 573,793.91 0.11%
Total
1,299
501,061,451.30
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 6.99%
Count
Balance ($)
%
2.00% - 2.99%
1,299 501,061,451.30 100.00%
Total
1,299
501,061,451.30
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 2.75%
Count
Balance ($)
%
2.00% - 2.99%
1,299 501,061,451.30 100.00%
Total
1,299
501,061,451.30
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 2.75%
Count
Balance ($)
%
11.00% - 11.99%
598 262,494,188.47 52.39%
12.00% - 12.99%
699 237,993,468.92 47.50%
13.00% - 13.99%
2 573,793.91 0.11%
Total
1,299
501,061,451.30
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.99%
Count
Balance ($)
%
6
1,299 501,061,451.30 100.00%
Total
1,299
501,061,451.30
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
1,299 501,061,451.30 100.00%
Total
1,299
501,061,451.30
100.00%
Frequency of Payment Adjustments
Months

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Balance ($)
%
6 Month LIBOR
1,299 501,061,451.30 100.00%
Total
1,299
501,061,451.30
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
74 25,997,554.48 5.19%
3 Units
25 13,373,721.74 2.67%
4 Units
47 21,535,914.94 4.30%
High Rise Condo
10 5,071,214.58 1.01%
Low Rise Condo
112 30,791,326.42 6.15%
Mid Rise Condo
6 3,039,947.93 0.61%
Planned Unit Developmen
255 97,420,594.96 19.44%
Single Family
770 303,831,176.25 60.64%
Total
1,299
501,061,451.30
100.00%
Property Type
Type
Count
Balance ($)
%
2007
1,299 501,061,451.30 100.00%
Total
1,299
501,061,451.30
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
10.00%-14.99%
2 231,630.83 0.05%
20.00%-24.99%
2 244,237.16 0.05%
25.00%-29.99%
5 1,646,388.79 0.33%
30.00%-34.99%
1 152,673.86 0.03%
35.00%-39.99%
5 1,769,943.59 0.35%
40.00%-44.99%
6 1,852,888.36 0.37%
45.00%-49.99%
7 1,909,033.56 0.38%
50.00%-54.99%
14 5,834,235.31 1.16%
55.00%-59.99%
30 15,909,605.76 3.18%
60.00%-64.99%
36 18,601,083.96 3.71%
65.00%-69.99%
34 12,504,789.22 2.50%
70.00%-74.99%
130 58,277,296.64 11.63%
75.00%-79.99%
310 120,059,222.55 23.96%
80.00%-84.99%
697 256,534,494.63 51.20%
85.00%-89.99%
4 1,517,525.85 0.30%
90.00%-94.99%
14 3,295,468.28 0.66%
95.00%-99.99%
2 720,932.95 0.14%
Total
1,299
501,061,451.30
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 76

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Balance ($)
%
337 - 360
1,299 501,061,451.30 100.00%
Total
1,299
501,061,451.30
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 353
Count
Balance ($)
%
337 - 360
1,299 501,061,451.30 100.00%
Total
1,299
501,061,451.30
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 353
Count
Balance ($)
%
337 - 360
1,299 501,061,451.30 100.00%
Total
1,299
501,061,451.30
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360
Count
Balance ($)
%
337 - 360
1,299 501,061,451.30 100.00%
Total
1,299
501,061,451.30
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Balance ($)
%
ALABAMA
2 317,520.89 0.06%
ARIZONA
68 22,482,719.04 4.49%
CALIFORNIA
558 273,783,615.34 54.64%
COLORADO
25 6,634,272.64 1.32%
CONNECTICUT
1 1,473,654.98 0.29%
DELAWARE
2 500,759.79 0.10%
DISTRICT OF COLUMBIA 2 587,693.90 0.12%
FLORIDA
94 28,098,400.53 5.61%
GEORGIA
20 5,334,168.95 1.06%
IDAHO
34 7,162,108.36 1.43%
ILLINOIS
15 5,242,934.51 1.05%
INDIANA
3 411,879.89 0.08%
IOWA
1 308,773.23 0.06%
KENTUCKY
1 135,837.53 0.03%
LOUISIANA
1 117,767.89 0.02%
MARYLAND
32 10,879,186.41 2.17%
MASSACHUSETTS
10 4,341,027.19 0.87%
MICHIGAN
14 4,809,887.81 0.96%
MINNESOTA
8 1,840,279.14 0.37%
MISSISSIPPI
2 229,211.86 0.05%
MISSOURI
3 431,754.81 0.09%
MONTANA
4 2,561,342.76 0.51%
NEVADA
43 15,065,252.95 3.01%
NEW JERSEY
29 9,895,495.80 1.97%
NEW MEXICO
22 4,522,718.43 0.90%
NEW YORK
16 6,016,061.59 1.20%
NORTH CAROLINA
10 1,957,902.87 0.39%
OHIO
5 1,124,502.48 0.22%
OREGON
45 12,234,766.02 2.44%
PENNSYLVANIA
5 817,329.24 0.16%
SOUTH CAROLINA
1 133,068.69 0.03%
TENNESSEE
2 382,702.35 0.08%
TEXAS
8 1,362,812.42 0.27%
UTAH
31 8,830,207.33 1.76%
VIRGINIA
28 11,168,995.58 2.23%
WASHINGTON
149 49,115,443.46 9.80%
WYOMING
5 749,394.64 0.15%
Total
1,299
501,061,451.30
100.00%
Geographic Distribution by State
State

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
WASHINGTON
FLORIDA
ARIZONA
NEVADA
OREGON
VIRGINIA
MARYLAND
NEW JERSEY
UTAH
IDAHO
COLORADO
NEW YORK
GEORGIA
ILLINOIS
MICHIGAN
NEW MEXICO
MASSACHUSETTS
MONTANA
NORTH CAROLINA
MINNESOTA
CONNECTICUT
TEXAS
OHIO
PENNSYLVANIA
WYOMING
DISTRICT OF
COLUMBIA
DELAWARE
MISSOURI
INDIANA
TENNESSEE
ALABAMA
IOWA
MISSISSIPPI
KENTUCKY
SOUTH CAROLINA
LOUISIANA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Nov 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
1,283
495,119,552.07
98.81%
494,037,771.04
11
3,952,281.19
0.79%
3,922,340.37
3
1,608,254.47
0.32%
1,592,083.72
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,297
500,680,087.73
99.92%
499,552,195.13
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
207,109.83
0.04%
204,510.00
1
174,253.74
0.03%
171,628.00
2
381,363.57
0.08%
376,138.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
1,283
495,119,552.07
98.81%
494,037,771.04
11
3,952,281.19
0.79%
3,922,340.37
3
1,608,254.47
0.32%
1,592,083.72
1
207,109.83
0.04%
204,510.00
1
174,253.74
0.03%
171,628.00
1,299
501,061,451.30
100.00%
499,928,333.13
Current
30 - 59
days
60 - 89
days
90 - 120
days
120 + days
Current 98.8%
30 - 59 days 0.8%
60 - 89 days 0.3%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Nov 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Delinquent
11 3,952,281.19 66.52% 3 1,608,254.47 27.07% 0 0.00 0.00% 0 0.00 0.00%
14
5,560,535.66
93.58%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 1 207,109.83 3.49% 1 174,253.74 2.93%
2
381,363.57
6.42%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
11
3,952,281.19
66.52%
3
1,608,254.47
27.07%
1
207,109.83
3.49%
1
174,253.74
2.93%
16
5,941,899.23
100.00%
66.52
27.07
3.49
2.93
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
70
Group 1
0
10
20
30
40
50
60
70
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
93.58
0.00
6.42
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Nov 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
June 2007
July 2007
August 2007
September 2007
October 2007
November 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
0 0.00 2 286,143.57 3 795,141.58 2 586,815.99 1 735,140.95 11 3,952,281.19
60 - 89 days
0 0.00 0 0.00 0 0.00 1 173,367.38 2 588,307.53 3 1,608,254.47
90 - 120 days
0 0.00 0 0.00 0 0.00 0 0.00 1 173,809.16 1 207,109.83
120 + days
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 1 174,253.74
Bankruptcy
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
Foreclosure
0 0.00 0 0.00 0 0.00 0 0.00 1 173,809.16 2 381,363.57
REO
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
Bankruptcy

Distribution Date: Nov 26, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Current
2.74%
1,160,263.05
3 Month
1.87%
6 Month
2.44%
Life CPR
2.44%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
6 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Group 1
Total
Amount ($)

Distribution Date: Nov 26, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Nov 26, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Foreclosure
Count
Balance ($)
%
2 381,363.57 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
124378621 204,000.00 207,109.83 7.75% 07/01/2007 360 MN 1
124234758 171,200.00 174,253.74 7.63% 06/01/2007 360 FL 1
Total:
2
381,363.57
375,200.00

Distribution Date: Nov 26, 2007
REO LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Nov 26, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
3 862,000.00 873,588.38 0.00 500,949,593.32
0.17%
99.83%
1
Prepayment 0.17%
Liquidation 0.00%
Beginning Balance 99.83%
Total: 100.00%
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayments
Incl Curtail
Loan Num
State Lien
124378373 332,000.00 336,196.95
337,050.56 0.00 0.00 0.00 Voluntary PIF
11/14/2007 0.00 6.750% 0.00 ID 1
124381179 225,000.00 227,583.33
228,160.09 0.00 0.00 0.00 Voluntary PIF
10/18/2007 0.00 6.625% 0.00 FL 1
124170432 305,000.00 307,598.99
308,377.73 0.00 0.00 0.00 Voluntary PIF
10/25/2007 0.00 7.500% 0.00 VA 1
Total:
3
862,000.00
871,379.27
0.00
873,588.38
0.00
0.00
0.00
0.00

Distribution Date: Nov 26, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Nov 26, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material breaches. #